Shareholders' Equity - Shares Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Stockholders Equity Note [Line Items]
Repurchases under the Stock Swap Programs	$ 1,468	$ 552	$ 2,340
Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased			0.9
Carnival PLC
Stockholders Equity Note [Line Items]
Repurchases under the Stock Swap Programs	$ 0	$ 0	$ 0
Repurchase Agreements | Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased	7.8	3.3	47.8
Repurchases under the Stock Swap Programs	$ 476	$ 223	$ 2,264
Repurchase Agreements | Carnival PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased	16.3	5.6	0.7
Repurchases under the Stock Swap Programs	$ 985	$ 335	$ 35